Note 21 - Financial Instruments - Sensitivity Analysis Schedule on Currency Risk (Details)		Dec. 31, 2024	Dec. 31, 2023
United States of America, Dollars
Statement Line Items [Line Items]
Closing foreign exchange rate		6.1923	4.8413
Currency risk [member] | Canada, Dollars
Statement Line Items [Line Items]
Closing foreign exchange rate		4.3047
Currency risk [member] | Canada, Dollars | Probable scenario [member]
Statement Line Items [Line Items]
Closing foreign exchange rate	[1]	4.026
Currency risk [member] | Canada, Dollars | Scenario one increase of ten percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		4.4286
Currency risk [member] | Canada, Dollars | Scenario two increase in twenty percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		4.8312
Currency risk [member] | Canada, Dollars | Scenario one decrease of ten percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		3.6234
Currency risk [member] | Canada, Dollars | Scenario two decrease in twenty percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		3.2208
Currency risk [member] | United States of America, Dollars
Statement Line Items [Line Items]
Closing foreign exchange rate		6.1923
Currency risk [member] | United States of America, Dollars | Probable scenario [member]
Statement Line Items [Line Items]
Closing foreign exchange rate	[1]	5.8301
Currency risk [member] | United States of America, Dollars | Scenario one increase of ten percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		6.4131
Currency risk [member] | United States of America, Dollars | Scenario two increase in twenty percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		6.9961
Currency risk [member] | United States of America, Dollars | Scenario one decrease of ten percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		5.2471
Currency risk [member] | United States of America, Dollars | Scenario two decrease in twenty percent [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		4.6641

[1]	Sensitivity analysis of the scenario probable was measured using as reference the exchange rate, published by the Central Bank of Brazil, at March 31, 2024.